General information (Details)								12 Months Ended
	Dec. 18, 2024 USD ($) tranche	Dec. 07, 2023 $ / shares shares	Jul. 05, 2023 USD ($) shares	Jun. 29, 2023 $ / shares shares	Sep. 01, 2022 USD ($)	Apr. 28, 2022 USD ($) shares	Apr. 27, 2021 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 17, 2024 USD ($)
General Information [Line Items]
Long-term debt								$ 854,229,587	$ 923,842,589	$ 940,632,346
Conversion ratio (in shares) | shares				10
Equity issuance proceeds								0	$ 594,375,000	$ 0
Repurchase of shares							$ 200,000,000
Option exercise period (in days)							30 days
American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares				$ 31.00
Follow-On Offering
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		42,500,000
Conversion ratio (in shares) | shares		10
Follow-On Offering | American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares		$ 35.00
Initial Public Offering ("Offering")
General Information [Line Items]
Equity issuance proceeds			$ 445,625,000
Share issue related cost			$ 22,950,000
Initial Public Offering ("Offering") | American Depositary Shares
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				125,000,000
Over-Allotment Option
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			18,750,000	18,750,000		14,797,307
Share issue related cost						$ 6,019,970
Repurchase of shares						$ 29,215,419
Over-allotment option (in percent)							0.15
Number of shares authorised (in shares) | shares							15,297,306
Primary Global Offering
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							101,982,052
Global Syndicated Sustainable Credit Facility
General Information [Line Items]
Long-term debt	$ 545,000,000
Number of tranches | tranche	2
Debt instrument term (in years)					3 years
Availability period (in months)	18 months
Notional amount					$ 200,000,000
Borrowing costs incurred	$ 5,563,162				$ 1,339,606
Current borrowings								$ 0
Global Syndicated Sustainable Credit Facility | Tranche I - Three-year
General Information [Line Items]
Long-term debt	$ 172,500,000
Debt instrument term (in years)	3 years
Global Syndicated Sustainable Credit Facility | Tranche II - Five-year
General Information [Line Items]
Long-term debt	$ 172,500,000
Debt instrument term (in years)	5 years
Term Loan
General Information [Line Items]
Long-term debt	$ 345,000,000
Revolving Credit Facility
General Information [Line Items]
Long-term debt	$ 200,000,000
In Place Un-drawn Revolving Credit Facility
General Information [Line Items]
Long-term debt											$ 200,000,000